Trade and other receivables - Components of trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 39,038	$ 36,355
Accrued revenues	3,715	3,486
Tax credits receivable	2,081	1,890
Interest receivable	169	0
Other receivables	43	44
Trade and other receivables	$ 45,046	$ 41,775